Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 783	$ 4,122
Restricted cash, current portion	143	143
Inventories	1,173	583
Trade receivables, net	1,681	455
Prepayments and other assets	404	725
Total current assets	4,184	6,028
FIXED ASSETS, NET:
Vessels, net	121,341	130,501
Total fixed assets, net	121,341	130,501
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	4,857	4,357
Deferred charges, net	358	836
Total other non-current assets	5,215	5,193
Total assets	130,740	141,722
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs, current	6,813	7,095
Accounts payable	3,115	1,103
Due to related parties	1,953	121
Hire collected in advance	415	2,129
Accrued and other liabilities	574	752
Total current liabilities	12,870	11,200
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs, non-current	66,617	73,456
Promissory note	2,500	2,500
Total non-current liabilities	69,117	75,956
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 18,244,671 and 18,277,893 shares issued and outstanding at December 31, 2015 and 2016, respectively)	18	18
Additional paid-in capital	70,123	70,123
Accumulated deficit	(21,388)	(15,575)
Total stockholders’ equity	48,753	54,566
Total liabilities and stockholders’ equity	$ 130,740	$ 141,722